Aug. 31, 2019
Federated Short-Intermediate Duration Municipal Trust

CLASS A SHARES (TICKER FMTAX)
INSTITUTIONAL SHARES (TICKER FSHIX)
SERVICE SHARES (TICKER FSHSX)

SUPPLEMENT TO PROSPECTUS DATED AUGUST 31, 2019, AS AMENDED

1. Under the section entitled "Fund Summary Information," please replace the final sentence of the "Risk/Return Summary: Fees and Expenses" introductory paragraph with the following:

"If you purchase the Fund's IS or SS Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."